Share Capital Issued - Summary of Share Issuances Occurred Since the Incorporation of the Company (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of classes of share capital [line items]
Par value		€ 3.48
Beginning balance	[1]	€ 30,994	€ 45,619		€ 55,589
Transaction costs associated with capital increases		(2,583)			(1,721)
Loss for the period	[2]	(26,512)	(17,204)		(28,632)
Share Based Payment		2,172	2,782		2,775
Currency translation differences		42	(5)		(261)
Remeasurements of defined benefit obligation		554	(197)		(301)
Ending balance		43,639	30,994	[1]	45,619	[1]
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	48,513	48,513		41,553
Capital increase		30,072
Ending balance		78,585	48,513	[1]	48,513	[1]
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	43,349	43,349		206,149
Reduction of share premium by absorption of losses		(43,349)			(172,287)
Capital increase		8,900
Transaction costs associated with capital increases		(2,583)			(1,721)
Ending balance		6,317	43,349	[1]	43,349	[1]
Capital reduction reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1],[3]	191,213	191,213		18,926
Reduction of share premium by absorption of losses	[3]	43,349			172,287
Ending balance	[3]	234,562	191,213	[1]	191,213	[1]
Other reserves [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1],[3]	30,958	28,181		25,667
Share Based Payment	[3]	2,172	2,782		2,775
Currency translation differences	[3]	42	(5)		(261)
Ending balance	[3]	33,172	30,958	[1]	28,181	[1]
Accumulated deficit [Member]
Disclosure of classes of share capital [line items]
Beginning balance	[1],[3]	(283,039)	(265,637)		(236,704)
Loss for the period	[3]	(26,512)	(17,204)		(28,632)
Remeasurements of defined benefit obligation	[3]	554	(197)		(301)
Ending balance	[3]	(308,997)	(283,039)	[1]	(265,637)	[1]
Number of shares [member]
Disclosure of classes of share capital [line items]
Beginning balance		13,942,344	13,942,344
Capital increase		8,651,612
Ending balance		€ 22,593,956	€ 13,942,344		€ 13,942,344
Class A shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jul. 24, 2007
Description		Company incorporation
# of shares		409,375
Par value		€ 0.15
Class A shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 31, 2007
Description		Contribution in kind (upfront fee Mayo License)
# of shares		261,732
Par value		€ 36.30
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Dec. 23, 2008
Description		Capital increase (Round B)
# of shares		137,150
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Dec. 23, 2008
Description		Contribution in kind (Loan B)
# of shares		67,502
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in cash
# of shares		21,000
Par value		€ 22.44
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in kind (Loan C)
# of shares		92,068
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in kind (Loan D)
# of shares		57,095
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in cash
# of shares		73,793
Par value		€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Exercise of warrants
# of shares		12,300
Par value		€ 22.44
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in kind (Mayo receivable)
# of shares		69,455
Par value		€ 44.20
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 28, 2010
Description		Contribution in cash
# of shares		9,048
Par value		€ 44.20
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in kind (Loan E)
# of shares		118,365
Par value		€ 38.39
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in kind (Loan F)
# of shares		56,936
Par value		€ 38.39
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in kind (Loan G)
# of shares		654,301
Par value		€ 4.52
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in kind (Loan H)
# of shares		75,755
Par value		€ 30.71
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 31, 2013
Description		Contribution in cash
# of shares		219,016
Par value		€ 31.96
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 04, 2013
Description		Conversion of warrants
# of shares		2,409,176
Par value		€ 0.01
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 11, 2013
Description		Conversion of Class A and Class B shares in ordinary shares
# of shares		4,744,067
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jul. 05, 2013
Description		Initial Public Offering
# of shares		1,381,500
Par value		€ 16.65
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jul. 15, 2013
Description		Exercise of over-allotment option
# of shares		207,225
Par value		€ 16.65
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 31, 2014
Description		Exercise of warrants issued in September 2008
# of shares		5,966
Par value		€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 31, 2014
Description		Exercise of warrants issued in May 2010
# of shares		333
Par value		€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 31, 2014
Description		Exercise of warrants issued in January 2013
# of shares		120,000
Par value		€ 4.52
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Apr. 30, 2014
Description		Exercise of warrants issued in September 2008
# of shares		2,366
Par value		€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 16, 2014
Description		Capital increase
# of shares		284,090
Par value		€ 44.00
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 30, 2014
Description		Capital increase
# of shares		284,090
Par value		€ 44.00
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 04, 2014
Description		Exercise of warrants issued in September 2008
# of shares		5,000
Par value		€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 04, 2014
Description		Exercise of warrants issued in October 2010
# of shares		750
Par value		€ 35.36
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Nov. 03, 2014
Description		Exercise of warrants issued in September 2008
# of shares		5,000
Par value		€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 21, 2015
Description		Contribution in kind (Celdara Medical LLC)
# of shares		93,087
Par value		€ 37.08
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Feb. 07, 2015
Description		Exercise of warrant issued in May 2010
# of shares		333
Par value		€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Mar. 03, 2015
Description		Capital increase
# of shares		713,380
Par value		€ 44.50
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		May 11, 2015
Description		Exercise of warrant issued in May 2010
# of shares		500
Par value		€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 24, 2015
Description		Capital increase
# of shares		1,460,000
Par value		€ 60.25
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 04, 2015
Description		Exercise of warrant issued in May 2010
# of shares		666
Par value		€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 04, 2015
Description		Exercise of warrant issued in October 2010
# of shares		5,250
Par value		€ 35.36
Ordinary shares twenty [member]
Disclosure of classes of share capital [line items]
Transaction date		Feb. 01, 2017
Description		Exercise of warrant issued in May 2013
# of shares		207,250
Par value		€ 2.64
Ordinary shares twenty one [member]
Disclosure of classes of share capital [line items]
Transaction date		May 02, 2017
Description		Exercise of warrant issued in May 2013
# of shares		4,900
Par value		€ 2.64
Ordinary shares twenty two [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 01, 2017
Description		Exercise of warrant issued in May 2013
# of shares		7,950
Par value		€ 2.64
Ordinary shares twenty three [member]
Disclosure of classes of share capital [line items]
Transaction date		Aug. 23, 2017
Description		Contribution in kind (Celdara Medical LLC)
# of shares		328,275
Par value		€ 32.35
Ordinary shares twenty four [member]
Disclosure of classes of share capital [line items]
Transaction date		Nov. 09, 2017
Description		Exercise of warrant issued in May 2013
# of shares		5,000
Par value		€ 2.64
Ordinary shares twenty five [member]
Disclosure of classes of share capital [line items]
Transaction date		Nov. 09, 2017
Description		Exercise of warrant issued in October 2010
# of shares		866
Par value		€ 35.36
Ordinary shares twenty six [member]
Disclosure of classes of share capital [line items]
Transaction date		Feb. 07, 2018
Description		Exercise of warrant issued in May 2013
# of shares		4,500
Par value		€ 2.64
Ordinary shares twenty seven [member]
Disclosure of classes of share capital [line items]
Transaction date		May 22, 2018
Description		Capital increase
# of shares		2,070,000
Par value		€ 22.29
Ordinary shares twenty eight [member]
Disclosure of classes of share capital [line items]
Transaction date		Sep. 16, 2019
Description		Capital increase
# of shares		2,000,000
Par value		€ 9.08
Ordinary shares twenty nine [member]
Disclosure of classes of share capital [line items]
Transaction date		Jan. 08, 2021
Description		Capital increase
# of shares		262,812
Par value		€ 4.94
Ordinary shares thirty [member]
Disclosure of classes of share capital [line items]
Transaction date		Mar. 29, 2021
Description		Capital increase
# of shares		200,000
Par value		€ 6.19
Ordinary shares thirty one [member]
Disclosure of classes of share capital [line items]
Transaction date		Apr. 09, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 5.83
Ordinary shares thirty two [member]
Disclosure of classes of share capital [line items]
Transaction date		Apr. 29, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 5.23
Ordinary shares thirty three [member]
Disclosure of classes of share capital [line items]
Transaction date		May 21, 2021
Description		Capital increase
# of shares		182,000
Par value		€ 4.58
Ordinary shares thirty four [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 14, 2021
Description		Capital increase
# of shares		6,800
Par value		€ 4.98
Ordinary shares thirty five [member]
Disclosure of classes of share capital [line items]
Transaction date		Jun. 28, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 4.46
Ordinary shares thirty six [member]
Disclosure of classes of share capital [line items]
Transaction date		Jul. 22, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 3.46
Ordinary shares thirty seven [member]
Disclosure of classes of share capital [line items]
Transaction date		Oct. 20, 2021
Description		Capital increase
# of shares		300,000
Par value		€ 3.38
Ordinary shares thirty eight [member]
Disclosure of classes of share capital [line items]
Transaction date		Dec. 08, 2021
Description		Capital increase
# of shares		6,500,000
Par value		€ 4.44

[1]	For information on voluntary change in accounting policy, see note 5.2.16.
[2]	For 2021, 2020 and 2019, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.
[3]	Pursuant to Belgian law (“CCA”), the calculation of amounts available for distribution to shareholders, as dividends or otherwise, must be determined on the basis of the Company’s standalone non-consolidated statutory financial statements of Celyad Oncology SA prepared under Belgian GAAP, and not on the basis of IFRS consolidated financial statements. For more information, see Note 15.